SCHEDULE OF MATURITIES OF BANK BORROWING (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)
Debt Disclosure [Abstract]
2026	$ 98,201
2027	101,186
2028	104,261
2029	107,430
2030 and thereafter	539,536
Total Bank Borrowings	$ 950,614	$ 7,414,788	$ 1,044,119	$ 8,144,132